Real Estate Assets, Net - Asset Acquisitions - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	May 07, 2021	Mar. 19, 2020	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Outstanding amount			$ 70,320	$ 769,061	$ 642,107
Weighted-average amortization period (in years)	6 months		6 months
Line of Credit | JP Morgan
Business Acquisition [Line Items]
Outstanding amount			$ 50,000
Line of credit maximum borrowing capacity			67,600
One Upland
Business Acquisition [Line Items]
Payments for asset acquisitions			$ 103,600
Weighted-average amortization period (in years)		6 months